Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share-based Compensation

	For The Year Ended December 31,
in thousands	2021	2020	2019
Research and development	$12,930	$339	$190
Sales and marketing	220	—	—
General and administrative	26,593	31,863	624
Stock-based compensation expense	$39,743	$32,202	$814

Summary of fair value of common stock	The following assumptions are utilized to determine the fair value of Class A common stock:

	Merger Transaction	Remaining Private
Time to event (in years) (1)	0.38	1.50
Scenario probability (2)	60%	40%
Discount for lack of marketability (3)	10%	25%
Market value per share (4)	$6.62	$3.04
Grant-date fair value	$5.96	$2.28

(1)	The time to event represents the estimated length of time to a merger or liquidation event.
(2)	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
(3)
Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.

(4)
The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.

Summary of Stock Option Activity
The following is a summary of stock option activity for the year ended December 31, 2021:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2020	8,546,017	$0.85	8.6	$52,120,105
Granted	16,442,272	9.04	9.7
Exercised	(3,883,523)	0.50	5.1
Forfeited	(736,533)	1.08	—
Expired	(41,849)	0.52	—
Outstanding — December 31, 2021	20,326,384	$7.52	9.4	$22,782,654
Unvested — December 31, 2021	18,524,426	8.17	9.5	11,701,061
Exercisable — December 31, 2021	1,801,958	0.78	7.8	11,081,593
Total intrinsic value of options exercised during the years ended December 31, 2021, 2020 and 2019 was approximately $35.6 million, $18.7 million and $0.1 million, respectively.
The company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time based options and Monte Carlo simulation model to calculate the grant date fair value of PSOs. The following table summarizes the assumptions used in estimating the fair value of options granted in the year ended December 31, 2021, 2020 and 2019:

	Time Based Options			Performance Based Stock Options
	2021	2020	2019	2021
Expected terms (years) (1)	6.00	5.78	5.84	2.50 – 4.40
Expected volatility (2)	68.8%	47.4%	34.0%	68.9%
Risk-free interest rate (3)	0.98%	0.29% – 1.19%	1.58% – 2.54%	1.31%
Expected dividend rate (4)	—	—	—	—
Grant-date fair value	$5.52	$1.12	$0.11	$4.66

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Prior to the Business Combination, the fair value of the common stock underlying our stock-based awards was determined with input from management and corroboration from contemporaneous third-party valuations. Given the absence of a public trading market, we considered numerous objective and subjective facts to determine the fair value of the Company’s Common Stock at each date at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of Common Stock; (ii) the rights and preferences of Founders Convertible Preferred and Convertible Preferred relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.

Summary of restricted stock units
The following is a summary of restricted stock units for the year ended December 31, 2021:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Outstanding — December 31, 2020	—	$—
Granted	11,421,216	9.20
Vested	(585,623)	9.20
Forfeited	(156,775)	9.08
Outstanding — December 31, 2021	10,678,818	$9.20